Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	May 31, 2017	May 31, 2016
Description
Derivative	$ 449,975	$ 351,041
Total Gains and (Losses)	(319,318)	128,333
Level 1 [Member]
Description
Derivative
Level 2 [Member]
Description
Derivative
Level 3 [Member]
Description
Derivative	$ 449,975	$ 351,041